LONG-TERM BANK LOANS AND BORROWINGS - MTN Syariah Ijarah I Telkom Year 2018 (Details) Rp in Billions	12 Months Ended
Dec. 31, 2021 IDR (Rp)
MTN - Syariah Ijarah I Telkom 2018
Borrowings and other credit facilities
Total loans and other borrowings	Rp 742.0
Annual return payment	58.0
MTN - Syariah Ijarah I Telkom 2018 - Series A
Borrowings and other credit facilities
Total loans and other borrowings	264.0
Annual return payment	19.0
MTN - Syariah Ijarah I Telkom 2018 - Series B
Borrowings and other credit facilities
Total loans and other borrowings	296.0
Annual return payment	24.0
MTN - Syariah Ijarah I Telkom 2018 - Series C
Borrowings and other credit facilities
Total loans and other borrowings	182.0
Annual return payment	Rp 15.0